Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	4,972,380
Proposed Maximum Offering Price per Unit | $ / shares	2.90
Maximum Aggregate Offering Price	$ 14,419,902
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,991.39
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.The fee is calculated by multiplying the aggregate offering amount by $0.00013810, pursuant to Section 6(b) of the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low reported prices of Common Stock as reported on The Nasdaq Stock Market LLC on December 18, 2025.Consists of: (i) 1,657,460 shares of common stock issuable upon exercise of the Pre-Funded Warrant purchased by Armistice Capital Master Fund Ltd. in the Private Placement; and (ii) 3,314,920 shares of common stock issuable upon the exercise of the Warrant purchased by Armistice Capital Master Fund Ltd. in the Private Placement. Capitalized terms not herein defined shall have the meanings assigned to them in the registration statement.